Summary of significant accounting policies - Reconciliation of Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Cash and cash equivalents	$ 376.5	$ 387.7
Restricted cash	14.1	9.0
Total cash, cash equivalents and restricted cash shown in the consolidated statements of cash flows	$ 390.6	$ 396.7	$ 402.7	$ 560.6